Share Capital - Schedule of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share based compensation	$ 2,251	$ 3,867	$ 4,152
Research and Development Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation	1,236	2,255	2,027
Administrative and General Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation	1,015	1,541	1,977
Marketing Expenses [Member]
Disclosure of classes of share capital [line items]
Share based compensation		$ 71	$ (148)